Related party transactions (Group transactions with related parties) (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Revenue generated	¥ 3,223	¥ 4,152
Services Provided [Member]
Revenue generated	3,223	4,152
Alibaba Group Holding Limited [Member] | Logistic Service [Member]
Fees paid	160,882	74,932
Ahead Shanghai Trade Co Ltd [Member]
Fees paid	¥ 3,458	¥ 843